Acquisition of Two Greater China Intermodal Investments LLC Subsidiaries - Additional Information (Detail) - GCI [Member] $ in Thousands	1 Months Ended
Jun. 30, 2016 USD ($) Subsidiary
Business Acquisition [Line Items]
Percentage of interest in acquired entity	100.00%
Number of subsidiaries acquired | Subsidiary	2
Remaining installments for vessels	$ 88,100
Aggregate purchase price	$ 107,500